6. Property and Equipment	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
6. Property and Equipment
Useful Lives
(Years)	2015	2014

Automobiles 5	$ 14,900	$ 14,900
Computer equipment 3-5	159,000	155,800
Machinery and equipment 3-7	741,600	744,800
Furniture and fixtures 4-10	205,900	206,900
Leasehold improvements 3-10	29,100	72,800

	1,150,500	1,195,200
Less accumulated depreciation and amortization	915,300	943,100

	$ 235,200	$ 252,100

Depreciation expense was $84,200 and $71,900 for the years ended June 30, 2015 and 2014, respectively.